Note 9 - Segmented Information	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
9.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	September 30, 2024	March 31, 2024

Exploration and evaluation assets:
Canada	$14,192,220	$13,336,387
United States	1,869,202	1,758,026

	$16,061,422	$15,094,413